UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2008



                          Check here if Amendment [ ]

                        This Amendment (check only one)

                             [ ] is a restatement

                         [ ] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Athena Capital Management Inc.

Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004

Form 13F File Number: 28-12902



===============================================================================


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Danielle D'Angelo

Title: Attorney-In-Fact for David P. Cohen, President

       of Athena Capital Management Inc.

Phone: (914) 220-1930 for Danielle D'Angelo

       or (484)434-2258 for David P. Cohen





Signature, Place, and Date of Signing:



Athena Capital Management Inc.

  By: Mr. David P. Cohen, President

      By: /s/ Danielle D'Angelo

	  Danielle D'Angelo

	  White Plains, New York

	  May 12, 2008



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:





Number of Other Managers: 1

Form 13F Information Table Entry Total: 183

Form 13F Information Table Value Total:111,383,000



List of Other Included Managers:



No.	Name					Form 13F File Number



------------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE
COLUMN:   1                 2          3          4                   5              6               7                 8

----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY

    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL   DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
ACME COMMUNICATIONS     COM        004631107   72        35800      SH          SHARED-OTHER    N/A                  35800
ACME COMMUNICATIONS     COM        004631107   185       91543      SH          SOLE            N/A         91543
AEHR TEST SYSTEMS       COM        00760J108   153       18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS       COM        00706J108   154       18200      SH          SOLE            N/A         18200
AEROSONIC CORP DEL      COM PAR    008015307   696       160000     SH          SHARED-OTHER    N/A                  160000
                        $0.40
AEROSONIC CORP DEL      COM PAR    008015307   722       166048     SH          SOLE            N/A         166048
                        $0.40
AH BELO CORP            COM CL A   001282102   1875      164082     SH          SHARED-OTHER    N/A                  164082
AH BELO CORP            COM CL A   001282102   2254      197202     SH          SOLE            N/A         197202
ALLIANCE FIBER OPTIC    COM        018680108   267       206800     SH          SHARED-OTHER    N/A                  206800
ALLIANCE FIBER OPTIC    COM        018680108   34        26500      SH          SOLE            N/A         26500
AMER CMNTY BANCSHARES   COM        02520W106   71        7950       SH          SHARED-OTHER    N/A                  7950
AMER CMNTY BANCSHARES   COM        02520W106   72        8100       SH          SOLE            N/A         8100
AMERISERV FINANC INC    COM        03074A102   114       41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC    COM        03074A102   31        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP   COM        032037103   1612      37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP   COM        032037103   1010      23500      SH          SOLE            N/A         23500
APEX BIOVENTURE ACQ     COM        03753Q105   386       52400      SH          SHARED-OTHER    N/A                  52400
APEX BIOVENTURE ACQ     COM        03753Q105   495       67200      SH          SOLE            N/A         67200
APEX BIOVENTURE ACQ     *W EXP     03753Q113   15        52400      SH          SHARED-OTHER    N/A                  52400
                        06/07/201
APEX BIOVENTURE ACQ     UNIT 99/   03753Q204   235       30400      SH          SHARED-OTHER    N/A                  30400
                        99/9999
APCO ARGENTINA INC      ORD        037489101   166       6400       SH          SHARED-OTHER    N/A                  6400
APCO ARGENTINA INC      ORD        037489101   322       12400      SH          SOLE            N/A         12400
ARISTOTLE CORP          COM NEW    040448201   75        7200       SH          SHARED-OTHER    N/A                  7200
ARISTOTLE CORP          COM NEW    040448201   38        3600       SH          SOLE            N/A         3600
ASTRONICS CORP          COM        046433108   1213      62795      SH          SHARED-OTHER    N/A                  62795
ASTRONICS CORP          COM        046433108   1464      75766      SH          SOLE            N/A         75766
ATRION CORP             COM        049904105   198       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP             COM        049904105   635       6400       SH          SOLE            N/A         6400
BCSB BANKCORP INC       COM        054948104   92        14200      SH          SHARED-OTHER    N/A                  14200
BCSB BANKCORP INC       COM        054948104   151       23300      SH          SOLE            N/A         23300
BELO (AH)               COM SER A  080555105   2321      219580     SH          SHARED-OTHER    N/A                  219580
BELO (AH)               COM SER A  080555105   2490      235600     SH          SOLE            N/A         235600
BENEFICIAL MUTUAL       COM        08173R104   247       25000      SH          SOLE            N/A         25000
BANCORP
BREEZE EASTERN CORP     COM        106764103   142       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP    COM        133034108   2674      79480      SH          SHARED-OTHER    N/A                  79480
CAMDEN NATIONAL CORP    COM        133034108   1089      32356      SH          SOLE            N/A         32356
CAPITAL SENIOR LIVING   COM        140475104   74        9200       SH          SHARED-OTHER    N/A                  9200
CAPITAL SENIOR LIVING   COM        140475104   102       12700      SH          SOLE            N/A         12700
CENTILLIUM COMM INC     COM        152319109   102       154200     SH          SHARED-OTHER    N/A                  154200
CENTILLIUM COMM INC     COM        152319109   131       197900     SH          SOLE            N/A         197900
CENTURY BANCORP INC     CL A       156432106   532       26450      SH          SHARED-OTHER    N/A                  26450
                        NON VTG
CENTURY BANCORP INC     CL A       156432106   188       9363       SH          SOLE            N/A         9363
                        NON VTG
CFS BANCORP INC         COM        12525D102   257       17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC         COM        12525D102   108       7500       SH          SOLE            N/A         7500
CHASE CORP              COM        16150R104   4732      261300     SH          SHARED-OTHER    N/A                  261300
CHASE CORP              COM        16150R104   2641      145830     SH          SOLE            N/A         145830
CHINA HEALTHCARE        COM        16939Q104   52        9200       SH          SHARED-OTHER    N/A                  9200
ACQ CORP
CHINA HEALTHCARE        COM        16939Q104   103       18400      SH          SOLE            N/A         18400
ACQ CORP
CHINA HEALTHCARE        *W EXP     16939Q112   4         18400      SH          SHARED-OTHER    N/A                  18400
ACQ CORP                04/18/201
CHINA HEALTHCARE        *W EXP     16939Q112   8         36800      SH          SOLE            N/A         36800
ACQ CORP                04/18/201
CHINA HEALTHCARE        UNIT 07/   16939Q203   76        13100      SH          SHARED-OTHER    N/A                  13100
ACQ CORP                11/2011
COLUMBUS ACQ CORP       COM        198851107   332       44200      SH          SHARED-OTHER    N/A                  44200
COLUMBUS ACQ CORP       COM        198851107   405       53800      SH          SOLE            N/A         53800
COLUMBUS ACQ CORP       *W EXP     198851206   13        44200      SH          SHARED-OTHER    N/A                  44200
                        05/18/201
COLUMBUS ACQ CORP       *W EXP     198851206   16        53800      SH          SOLE            N/A         53800
                        05/18/201
COLUMBUS ACQ CORP       UNIT 99/   198851115   170       22000      SH          SHARED-OTHER    N/A                  22000
                        99/9999
CMS BANCORP INC         COM        12600U102   55        6000       SH          SHARED-OTHER    N/A                  6000
CMS BANCORP INC         COM        12600U102   72        7870       SH          SOLE            N/A         7870
CMNTY BANK SYSTM INC    COM        203607106   487       19838      SH          SHARED-OTHER    N/A                  19838
CMNTY BANK SYSTM INC    COM        203607106   106       4304       SH          SOLE            N/A         4304
DAWSON GEOPHYSICAL CO   COM        239359102   2401      35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO   COM        239359102   1835      27187      SH          SOLE            N/A         27187
DELUXE CORP             PUT        248019951   728       37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP             PUT        248019951   133       6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC       CL B       257701300   224       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC       CL B       257701300   196       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC       CL A       257701201   416       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC       CL A       257701201   22        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC     COM        258278100   2028      188600     SH          SHARED-OTHER    N/A                  188600
DORMAN PRODUCTS INC     COM        258278100   630       58600      SH          SOLE            N/A         58600
EASTERN CORPORATION     COM        276317104   1080      68600      SH          SHARED-OTHER    N/A                  68600
EASTERN CORPORATION     COM        276317104   872       55375      SH          SOLE            N/A         55375
ECOLOGY & ENVRNMT INC   CL A       278878103   387       32391      SH          SHARED-OTHER    N/A                  32391
ECOLOGY & ENVRNMT INC   CL A       278878103   460       38456      SH          SOLE            N/A         38456
ESB FINANCIAL CORP      COM        26884F102   84        8430       SH          SHARED-OTHER    N/A                  8430
ESB FINANCIAL CORP      COM        26884F102   18        1800       SH          SOLE            N/A         1800
ESCALADE INC            COM        296056104   1689      187899     SH          SHARED-OTHER    N/A                  187899
ESCALADE INC            COM        296056104   673       74811      SH          SOLE            N/A         74811
FOSTER LB CO CL A       COM        350060109   3851      89443      SH          SHARED-OTHER    N/A                  89443
FOSTER LB CO CL A       COM        350060109   826       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP INC   COM        35137P106   114       10000      SH          SOLE            N/A         10000
GENEVA ACQ CORP         *W EXP     37185Y112   19        145600     SH          SHARED-OTHER    N/A                  145600
                        02/12/201
GENEVA ACQ  CORP        *W EXP     37185Y112   16        120000     SH          SOLE            N/A         120000
                        02/12/201
GENEVA ACQ CORP         COM        37185T104   408       72800      SH          SHARED-OTHER    N/A                  72800
GETTY REALTY CORP NEW   COM        374297109   271       17034      SH          SHARED-OTHER    N/A                  17034
GETTY REALTY CORP NEW   COM        374297109   48        2998       SH          SOLE            N/A         2998
GIGA TRONICS INC        COM        375175106   19        13295      SH          SOLE            N/A         13295
GLOBECOMM SYSTEMS INC   COM        37956X103   1962      225500     SH          SHARED-OTHER    N/A                  225500
GLOBECOMM SYSTEMS INC   COM        37956X103   1534      176298     SH          SOLE            N/A         176298
GRANAHAN MCCOURT ACQ    *W EXP     385034111   1         9000       SH          SHARED-OTHER    N/A                  9000
                        10/18/201
GRANAHAN MCCOURT ACQ    *W EXP     385034111   2         13000      SH          SOLE            N/A         13000
                        10/18/201
GREAT LAKES DREDGE      COM        390607109   755       146100     SH          SHARED-OTHER    N/A                  146100
& DOCK CO
GREAT LAKES DREDGE      COM        390607109   474       91675      SH          SOLE            N/A         91675
& DOCK CO
GTSI CORP               COM        36238K103   1402      195490     SH          SHARED-OTHER    N/A                  195490
GTSI CORP               COM        36238K103   588       82072      SH          SOLE            N/A         82072
HARBOR ACQ CORP         COM        41145X107   259       44000      SH          SHARED-OTHER    N/A                  44000
HARBOR ACQ CORP         COM        41145X107   196       33300      SH          SOLE            N/A         33300
HD PARTNERS ACQ CORP    COM        40415K100   358       45000      SH          SHARED-OTHER    N/A                  45000
HD PARTNERS ACQ CORP    COM        40415K100   267       33600      SH          SOLE            N/A         33600
HD PARTNERS ACQ CORP    *W EXP     40415K118   0         45000      SH          SHARED-OTHER    N/A                  45000
                        06/01/201
HD PARTNERS ACQ CORP    *W EXP     40415K118   1         59500      SH          SOLE            N/A         59500
                        06/01/201
HORIZON FINANC CORP     COM        44041F105   48        38470      SH          SHARED-OTHER    N/A                  38470
WASH
HORIZON FINANC CORP     COM        44041F105   10        8000       SH          SOLE            N/A         8000
WASH
IDEATION ACQ CORP       COM        451665103   107       15000      SH          SHARED-OTHER    N/A                  15000
IDEATION ACQ CORP       COM        451665103   611       85500      SH          SOLE            N/A         85500
IDEATION ACQ CORP       *W EXP     451665111   6         15000      SH          SHARED-OTHER    N/A                  15000
                        11/19/201
IDEATION ACQ CORP       *W EXP     451665111   34        85500      SH          SOLE            N/A         85500
                        11/19/201
IDEATION ACQ CORP       UNIT 99/   451665202   617       84500      SH          SHARED-OTHER    N/A                  84500
                        99/9999
INTEGRAL SYSTEMS INC    COM        45810H107   1984      67890      SH          SHARED-OTHER    N/A                  67890
INTEGRAL SYSTEMS INC    COM        45810H107   2307      78930      SH          SOLE            N/A         78930
INVESTORS BANCORP INC   COM        46146P102   184       12000      SH          SOLE            N/A         12000
JK ACQ CORP             COM        47759H106   845       141150     SH          SHARED-OTHER    N/A                  141150
JK ACQ CORP             COM        47759H106   653       109000     SH          SOLE            N/A         109000
JK ACQ CORP             *W EXP     47759H114   0         739800     SH          SHARED-OTHER    N/A                  739800
                        04/10/201
JK ACQ CORP             *W EXP     47759H114   0         718500     SH          SOLE            N/A         718500
                        04/10/201
JOURNAL COMMUNIC INC    CL A       481130102   889       120440     SH          SHARED-OTHER    N/A                  120400
JOURNAL COMMUNIC INC    CL A       481130102   1071      145100     SH          SOLE            N/A         145100
K-TRON INT'L INC        COM        482730108   1429      11900      SH          SHARED-OTHER    N/A                  11900
K-TRON INT'L INC        COM        482730108   312       2600       SH          SOLE            N/A         2600
KAPSTONE PAPER          COM        48562P103   1712      258614     SH          SHARED-OTHER    N/A                  258614
& PACKAGING CORP
KAPSTONE PAPER          COM        48562P103   2082      314427     SH          SOLE            N/A         314427
& PACKAGING CORP
KAPSTONE PAPER          *W EXP 08  48562P111   112       66000      SH          SHARED-OTHER    N/A                  66000
& PACKAGING CORP        /15/2000
KAPSTONE PAPER          *W EXP 08  48562P111   260       154000     SH          SOLE            N/A         154000
& PACKAGING CORP        /15/2000
KIMCO RELATY CORP       COM        49446R109   881       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP               COM        500692108   173       10000      SH          SHARED-OTHER    N/A                  10000
MEDIA & ENTERTAINMENT   COM        58439W108   613       81900      SH          SHARED-OTHER    N/A                  81900
HOLDINGS CORP
MEDIA & ENTERTAINMENT   COM        58439W108   485       64900      SH          SOLE            N/A         64900
HOLDINGS CORP
MEDIA & ENTERTAINMENT   *W EXP     58439W116   14        79600      SH          SHARED-OTHER    N/A                  79600
HOLDINGS CORP           03/09/201
MEDIA & ENTERTAINMENT   *W EXP     58439W116   12        64900      SH          SOLE            N/A         64900
HOLDINGS CORP           03/09/201
MER TELEMANAGEMENT      ORD        M69676100   100       83701      SH          SHARED-OTHER    N/A                  83701
SOLUTIONS
MER TELEMANAGEMENT      ORD        M69676100   43        36000      SH          SOLE            N/A         36000
SOLUTIONS
MERCER INSUR GRP INC    COM        587902107   223       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC    COM        587902107   481       27655      SH          SOLE            N/A         27655
MOD-PAC CORP            COM        607495108   144       28581      SH          SHARED-OTHER    N/A                  28581
MOD-PAC CORP            COM        607495108   51        10037      SH          SOLE            N/A         10037
NAVIOS MARITIME         COM        Y62196103   13        1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME         COM        Y62196103   316       34000      SH          SOLE            N/A         34000
NORTH AMERICAN INSUR    COM        65687M104   215       27300      SH          SHARED-OTHER    N/A                  27300
LEADERS INC
NORTH AMERICAN INSUR    *W EXP     65687M112   0         43000      SH          SHARED-OTHER    N/A                  43000
LEADERS INC             03/21/201
NORTHWEST BANCORP       COM        667328108   547       20000      SH          SHARED-OTHER    N/A                  20000
NORTHWEST BANCORP       COM        667328108   287       10500      SH          SOLE            N/A         10500
PEERLESS MANUF CO       COM        705514107   5605      171932     SH          SHARED-OTHER    N/A                  171932
PEERLESS MANUF CO       COM        705514107   5216      159990     SH          SOLE            N/A         159990
POLARIS ACQ CORP        COM        73104R102   92        10100      SH          SHARED-OTHER    N/A                  10100
POLARIS ACQ CORP        COM        73104R102   535       58500      SH          SOLE            N/A         58500
POLARIS ACQ CORP        *W EXP     73104R110   5         10100      SH          SHARED-OTHER    N/A                  10100
                        1/10/201
POLARIS ACQ CORP        *W EXP     73104R110   26        58500      SH          SOLE            N/A         58500
                        1/10/201
POLARIS ACQ CORP        UNIT 99/   73104R201   544       56400      SH          SHARED-OTHER    N/A                  56400
                        99/9999
PROASSURANCE CORP       COM        74267C106   1516      28164      SH          SHARED-OTHER    N/A                  28164
PROASSURANCE CORP       COM        74267C106   646       12000      SH          SOLE            N/A         12000
PROLIANCE INTL INC      COM        74340R104   559       307100     SH          SHARED-OTHER    N/A                  307100
PROLIANCE INTL INC      COM        74340R104   491       269600     SH          SOLE            N/A         269600
PROV & WOR RAILRD CO    COM        743737108   491       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO    COM        743737108   29        1500       SH          SOLE            N/A         1500
QUIPP INC               COM        748802105   66        14018      SH          SHARED-OTHER    N/A                  14018
REPUBLIC FIRST BANCORP  COM        760416107   187       37862      SH          SHARED-OTHER    N/A                  37862
REPUBLIC FIRST BANCORP  COM        760416107   57        11622      SH          SOLE            N/A         11622
SUPERIOR UNIF GRP INC   COM        868358102   145       14500      SH          SHARED-OTHER    N/A                  14500
20/20 CHINA CAP         COM        90212G109   336       46000      SH          SOLE            N/A         46000
ACQUIRCO INC
20/20 CHINACAP          *W EXP     90212G117   21        46000      SH          SOLE            N/A         46000
ACQUIRCO INC            11/08/201
20/20 CHINACAP          UNIT 99/   90212G208   406       54000      SH          SHARED-OTHER    N/A                  54000
ACQUIRCO INC            99/9999
T-3 ENERGY SERVICES     COM        87306E107   818       19200      SH          SHARED-OTHER    N/A                  19200
T-3 ENERGY SERVICES     COM        87306E107   1229      28888      SH          SOLE            N/A         28888
TECHE HOLDING CO        COM        878330109   449       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO        COM        878330109   277       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP       COM        872391107   827       34600      SH          SHARED-OTHER    N/A                  34600
TF FINANCIAL CORP       COM        872391107   235       9821       SH          SOLE            N/A         9821
TRANS INDIA ACQ CORP    UNIT 02/   893237206   34        4500       SH          SHARED-OTHER    N/A                  4500
                        08/2012
TRANS INDIA ACQ CORP    COM        893237107   485       64800      SH          SHARED-OTHER    N/A                  64800
TRANS INDIA ACQ CORP    COM        893237107   403       53900      SH          SOLE            N/A         53900
TRANS INDIA ACQ CORP    *W EXP     893237115   13        64800      SH          SHARED-OTHER    N/A                  64800
                        02/08/201
TRANS INDIA ACQ CORP    *W EXP     893237115   11        53900      SH          SOLE            N/A         53900
                        02/08/201
UNION STREET ACQ CORP   COM        908536105   258       33200      SH          SHARED-OTHER    N/A                  33200
UNION STREET ACQ CORP   COM        908536105   333       42800      SH          SOLE            N/A         42800
UNION STREET ACQ CORP   *W EXP     908836113   7         33200      SH          SHARED-OTHER    N/A                  33200
                        02/05/201
UNION STREET ACQ CORP   *W EXP     908836113   9         42800      SH          SOLE            N/A         42800
                        02/05/201
UNITED ONLINE INC       COM        911268100   230       21700      SH          SHARED-OTHER    N/A                  21700
UNITED ONLINE INC       COM        911268100   299       28300      SH          SOLE            N/A         28300
UNIVERSAL STAINLESS     COM        913837100   833       29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL       COM        911922102   2013      66011      SH          SHARED-OTHER    N/A                  66011
US LIME & MINERAL       COM        911922102   1284      42088      SH          SOLE            N/A         42088
VIRCO MANUFACTURING CO  COM        927651109   1325      253274     SH          SHARED-OTHER    N/A                  253274
VIRCO MANUFACTURING CO  COM        927651109   1384      264700     SH          SOLE            N/A         264700

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" and Column 8 "Voting Authority"
are held by Minerva Group, LP, an affiliate of Athena Capital Management Inc.


==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains,

NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.



						By: /s/ David P. Cohen

						   David P. Cohen